UNITED STATES                        OMB APPROVAL
    SECURITIES AND EXCHANGE COMMISSION          OMB Number:  3235-0456
           Washington, D.C. 20549               Expires:  August 31, 2000
                                                Estimated average burden
                                                hours per response...........1

                FORM 24F-2
     Annual Notice of Securities Sold
          Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form. Please print or type.

______________________________________________________________________________
1. Name and address of issuer:

                    CitiFunds Institutional Trust (formerly known as Landmark Institutional Trust)
                    21 Milk Street, 5th Floor, Boston, MA 02109

______________________________________________________________________________

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
issuer, check the box but do not list series or classes):   / /

               CitiFunds Institutional Liquid Reserves (formerly known as Landmark Institutional Liquid Reserves)

______________________________________________________________________________
3. Investment Company Act File Number: 811-6740


Securities Act File Number:  33-49552

______________________________________________________________________________
4 (a). Last day of fiscal year for which this Form is filed: August 31, 1998


______________________________________________________________________________
4 (b). / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                      N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.
______________________________________________________________________________
4(c). / / Check box if this is the last time the issuer will be filing this Form.
                                      N/A


______________________________________________________________________________

______________________________________________________________________________
5. Calculation of registration fee:
   (i.) Aggregate sale price of securities sold                $37,563,744,023
   during the fiscal year pursuant to section 24(f):

(ii.) Aggregate price of securities redeemed or        $36,150,734,171
      repurchased during the fiscal year:

(iii.)Aggregate price of securities redeemed or
      repurchased during any prior fiscal year
      ending no earlier than October 11, 1995
      that were not previously used to reduce
      registration fees payable to the
      Commission:                                      $-----

(iv.) Total available redemption credits [add
      items 5(ii) and 5(iii)]:                                 -$36,150,734,171


      (v.) Net Sales - if item 5(i) is greater                  $ 1,413,009,852
      than Item 5(iv) [subtract item 5(iv)from
      item 5(i)]:

      (vi.) Redemption credits available for use       $(----)
            in future years
            -  If item 5(i) is less than item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:

      (vii.)  Multiplier for determining registration
              fee (See Instruction C.9):                        x 0.000278


      (viii.) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is
              due):                                               =$392,816.74

______________________________________________________________________________
6. Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: --. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that available for use by the issuer in future fiscal years, then state that number here: 0.

______________________________________________________________________________

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                  +$-----

______________________________________________________________________________
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$392,816.74

______________________________________________________________________________
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

      Method of Delivery:

                       / /  Wire Transfer on 11/09/98        CIK# 0000889512
                      / /   Mail or other means

______________________________________________________________________________

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)        John R. Elder, Treasurer

                                John R. Elder, Treasurer

Date   11/10/98
   Please print the name and title of the signing officer below the signature.

               UNITED STATES                         OMB APPROVAL
    SECURITIES AND EXCHANGE COMMISSION          OMB Number:  3235-0456
           Washington, D.C. 20549               Expires:  August 31, 2000
                                                Estimated average burden
                                                hours per response...........1

                FORM 24F-2
     Annual Notice of Securities Sold
          Pursuant to Rule 24f-2


Read Instructions at end of Form before preparing Form. Please print or type.

_____________________________________________________________________________
1. Name and address of issuer:

               CitiFunds Institutional Trust (formerly known as Landmark Institutional Funds)
               21 Milk Street, 5th Floor,
               Boston, MA 02109

_____________________________________________________________________________

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
issuer, check the box but do not list series or classes):        / /

                     CitiFunds Institutional Cash Reserves

_____________________________________________________________________________
3. Investment Company Act File Number: 811-6740

Securities Act File Number: 33-49552


_____________________________________________________________________________
4(a). Last day of fiscal year for which this Form is filed: August 31, 1998



_____________________________________________________________________________
4(b). / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

                                      N/A


Note: If the Form is being filed late, interest must be paid on the registration fee due.
_____________________________________________________________________________
4(c). / / Check box if this is the last time the issuer will be filing this Form.

                                      N/A


_____________________________________________________________________________

_____________________________________________________________________________
5. Calculation of registration fee:
   (i.) Aggregate sale price of securities
   sold during the fiscal year pursuant
   to section 24(f):                                          $2,513,814,384

(ii.) Aggregate price of securities
      redeemed or repurchased during
      the fiscal year:                         $2,268,294,874

(iii.)Aggregate price of securities
      redeemed or repurchased during
      any prior fiscal year ending no
      earlier than October 11, 1995
      that were not previously used
      to reduce registration fees
      payable to the Commission:                  $-----

(iv.) Total available redemption credits
      [add items 5(ii) and 5(iii)]:                           -$2,268,294,874

      (v.)Net Sales - if item 5(i) is
          greater than Item 5(iv) [subtract
          item 5(iv) from item 5(i)]:                         $  245,519,510


      (vi.) Redemption credits available for      $(------)
            use in future years - If item 5(i)
            is less than item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:

      (vii.) Multiplier for determining
             registration fee (See Instruction                x 0.000278
             C.9):

      (viii.) Registration fee due [multiply
              Item 5(v) by Item 5(vii)]
              (enter "0" if no fee is due):                         =$68,254.42

_____________________________________________________________________________
6. Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: --. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that available for use by the issuer in future fiscal years, then state that number here: 0.

_____________________________________________________________________________

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                +$-----

_____________________________________________________________________________
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                =$68,254.42

_____________________________________________________________________________
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository

         Method of Delivery:

                   / /  Wire Transfer on 11/09/98          CIK# 0000889512
                   / /  Mail or other means

_____________________________________________________________________________

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)            John R. Elder, Treasurer

                                    John R. Elder, Treasurer

Date 11/10/98
  Please print the name and title of the signing officer below the signature.